Investments in Associates (Tables)	12 Months Ended
Jun. 30, 2018
Interest in Other Entities [Abstract]
Net Investments In Associate
The movement in the investments in associates during the year is as follows:

	US dollar
Figures in million	2018	2017

Balance at beginning of year	4	—
Conversion to preference shares	—	6
Share of profit/(loss) in associate	4	(2)
Impairment loss	(1)	—
Translation	(1)	—

Balance at end of year	6	4

The net investment in Rand Refinery consists of:

	US dollar
Figures in million	2018	2017

Investment in associate	6	4

Investment in ordinary shares[1]	—	—
Redeemable preference shares	6	4

Net investments in associates	6	4

[1] Carried at cost less accumulated impairment.